Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 102
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500 (in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$31,334,147	$29,390,744
Adjustment for deemed distributions with no post-default payments	(14,851)	(14,610)
Net assets available for benefits per Form 5500	$31,319,296	$29,376,134
The following is a reconciliation of total deductions per the financial statements for the year ended December 31, 2025, to Form 5500 (in thousands):

2025
Total deductions per the financial statements	$3,493,901
Add: deemed distributions of participant loans at December 31, 2025	14,851
Less: deemed distributions of participant loans at December 31, 2024	(14,610)
Total deductions per Form 5500	$3,494,142